6. Finance Income and Costs (Details - Finance Income) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016 [1]	Dec. 31, 2015 [1]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total finance income	$ 9,223	$ 19,617	$ 34,889
Finance income from variation of fair value on interest rate swap agreements [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total finance income	0	18,096	33,558
Other finance income [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total finance income	$ 9,223	$ 1,521	$ 1,331

[1]	Restated for discontinued operations (see note 9 - Discontinued Operations).